Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common stock		Preferred Stock	Additional paid in capital		Convertible notes	Currency translation adjustments	Accumulated deficit	Total
Balance at Dec. 31, 2015	$ 350			$ 4,839		$ 8,798	$ (1,932)	$ (6,598)	$ 5,457
Balance, shares at Dec. 31, 2015	3,068,184
Exercise of Options	$ 1			26					27
Exercise of Options, shares	10,545
Issuance of Common and Preferred Stock Series A in connection with conversion of convertible notes	$ 32		$ 309	8,524		(8,865)
Issuance of Common and Preferred Stock Series A in connection with conversion of convertible notes, shares	312,004		3,059,730
Interest on convertible notes						67		(67)
Stock based compensation				111					111
Other comprehensive gain							93		93
Net loss								(2,878)	(2,878)
Balance at Dec. 31, 2016	$ 383		$ 309	13,500			(1,839)	(9,543)	2,810
Balance, shares at Dec. 31, 2016	3,390,733		3,059,730
Issuance of Common Stock in connection with conversion of notes in 2016	$ 13			(13)
Issuance of Common Stock in connection with conversion of notes in 2016, shares	118,611
Issuance of Preferred Stock Series B for cash consideration of $8,249 net of $519 issuance costs			$ 156	7,574					7,730
Issuance of Preferred Stock Series B for cash consideration of $8,249 net of $519 issuance costs, shares			1,373,804
Stock based compensation				121					121
Other comprehensive gain							336		336
Net loss								(2,504)	(2,504)
Balance at Dec. 31, 2017	$ 396		$ 465	21,182			(1,503)	(12,047)	8,493
Balance, shares at Dec. 31, 2017	3,509,344		4,433,534
Exercise of Options		[1]			[1]					[1]
Exercise of Options, shares	61
Issuance of Preferred Stock Series C for cash consideration of $5,350 net of $156 issuance costs			$ 59	5,135					5,194
Issuance of Preferred Stock Series C for cash consideration of $5,350 net of $156 issuance costs, shares			525,171
Stock based compensation				1,009					1,009
Other comprehensive gain							(748)		(748)
Net loss								(4,242)	(4,242)
Balance at Dec. 31, 2018	$ 396		$ 524	$ 27,326			$ (2,251)	$ (16,289)	$ 9,706
Balance, shares at Dec. 31, 2018	3,509,405		4,958,705

[1]	Less than $1